Treasury Shares	12 Months Ended
Dec. 31, 2019
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Treasury Shares
27.	Treasury Shares
Based on the Board of Directors’ resolution, POSCO holds treasury shares for business purposes including its share price stabilization. The changes in treasury shares for the years ended December 31, 2018 and 2019 were as follows:

(shares, in millions of Won)	2018			2019
	Number of shares	Amount		Number of shares	Amount
Beginning	7,187,231	￦	1,533,054	7,185,703	￦	1,532,728
Disposal of treasury shares	(1,528)		(326)	(114,509)		(24,425)

Ending	7,185,703	￦	1,532,728	7,071,194	￦	1,508,303